FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21322

Horizon Funds Trust

(Exact name of registrant as specified in charter)

2141 Meadowind Lane.

Marietta, GA  30062

(Address of principal executive offices)

(Zip code)

Bryan J. Ellis

2141 Meadowind Lane

Marietta, GA  30062

(Name and address of agent for service)

Registrant's telephone number, including area code: (770) 977-8587

Date of fiscal year end: October 31

Date of reporting period: October 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

Horizon Funds Dividend Champions Fund

A SERIES OF THE HORIZON FUNDS TRUST

October 31, 2009

On January 13, 2009, the Georgetowne Fund was purchased by Horizon Funds Trust Company.  Prior to the purchase, all Georgetowne shareholders were liquidated with the exception of one, Bryan J. Ellis.  Mr. Ellis is the majority owner of Horizon Funds Trust Co.

For 2009, Georgetowne’s performance can be attributed to a 100% allocation to cash.  The Fund will remain solely invested in cash until the new Board of Directors meets to approve the Funds new investment objectives.

Horizon has filed a new prospectus with the SEC.  The new prospectus details Horizon’s plan to change the Fund’s name to Horizon Funds Dividend Champions Fund, change the investment objective of the Fund and install new management.

Horizon anticipates Dividend Champions becoming effective late January 2010.

HORIZON FUNDS DIVIDEND CHAMPIONS FUND

PERFORMANCE ILLUSTRATION

OCTOBER 31, 2009

AVERAGE ANNUAL RATE OF RETURN (%)

FOR YEAR ENDED OCTOBER 31, 2009

	1 Year	Since Inception (12/30/2003)
Horizon Funds Dividend Champions Fund (1)	(18.17)%	(2.49)%
S&P 500 Index (2)	9.80%	0.83%
Nasdaq Composite Index (3)	33.18%	0.45%

(1) This chart assumes an initial investment of $10,000 made on 12/30/2003 (commencement of operations).  Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions.

Performance figures represent past performance, which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on redemption of Fund shares.

For performance information current to the most recent month-end, please call (877) 257-4240.

(2) The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

(3) The NASDAQ Composite Index is a broad-based capitalization-weighted index of stocks in all three NASDAQ tiers Global Select, Global Market and Capital Market.  The index was developed with a base level of 100 as of February 5, 1971. The figures for the NASDAQ Composite reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

HORIZON FUNDS DIVIDEND CHAMPIONS FUND

INDUSTRY SECTORS CHART

OCTOBER 31, 2009 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the net assets.

Horizon Funds Dividend Champions Fund
Schedule of Investments
October 31, 2009

OTHER ASSETS LESS LIABILITIES - 100.00%	6

NET ASSETS - 100.00%	$ 6

The accompanying notes are an integral part of these financial statements.

Horizon Funds Dividend Champions Fund
Statement of Assets and Liabilities
October 31, 2009

Assets:
Investments in Securities, at Value (Cost $0)	-
Cash	6
Total Assets	6
Liabilities:
Accrued Management Fees	-
Total Liabilities	-
Net Assets	$ 6

Net Assets Consist of:
Paid In Capital	$ 460,756
Accumulated Undistributed Realized Loss on Investments, Options Written
and Securities Sold Short	(460,750)
Net Assets, for 1 Share Outstanding	$ 6

Net Asset Value and Offering Price Per Share	$ 6

Minimum Redemption Price Per Share ($6.00 x 0.98) (Note 2)	$ 5.88

The accompanying notes are an integral part of these financial statements.

Horizon Funds Dividend Champions Fund
Statement of Operations
For the year ended October 31, 2009

Investment Income:
Dividends (Net of Foreign Tax of $39)	$ 1,579
Interest	54
Total Investment Income	1,633

Expenses:
Advisory Fees (Note 3)	2,346
Margin Interest	13
Total Expenses	2,359

Net Investment Loss	(726)

Realized and Unrealized (Loss) on Investments:
Realized Loss on Investments	(434,922)
Realized Loss on Options	(3,316)
Realized Loss on Securities Sold Short	(415)
Realized Loss on Investments, Options and Securities Sold Short	(438,653)

Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investments	281,873
Options	5,918
Securities Sold Short	4,750
Net Increase in Unrealized Appreciation	292,541

Net Realized and Unrealized Loss on Investments	(146,112)

Net Decrease in Net Assets Resulting from Operations	$ (146,838)

The accompanying notes are an integral part of these financial statements.

Horizon Funds Dividend Champions Fund
Statements of Changes in Net Assets

	Years Ended
	10/31/2009	10/31/2008
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (726)	$ (13,355)
Net Realized Gain on Investments, Options Written and Securities Sold Short	(438,653)	84,943
Unrealized Appreciation (Depreciation) on Investments, Options Written
and Securities Sold Short	292,541	(393,789)
Net Decrease in Net Assets Resulting from Operations	(146,838)	(322,201)

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	(107,043)	(56,620)
Total Dividends and Distributions Paid to Shareholders	(107,043)	(56,620)

Capital Share Transactions (Note 5)	(558,688)	163,770

Total Decrease in Net Assets	(812,569)	(215,051)

Net Assets:
Beginning of Year	812,575	1,027,626

End of Year (Including Undistributed Net Investment Loss of $0
and $13,355, respectively)	$ 6	$ 812,575

The accompanying notes are an integral part of these financial statements.

Horizon Funds Dividend Champions Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	For the Years Ended
	10/31/2009	10/31/2008	10/31/2007	10/31/2006	10/31/2005

Net Asset Value, at Beginning of Period	$ 8.93	$ 13.35	$ 11.57	$ 10.58	$ 9.72

Income From Investment Operations:
Net Investment Income (Loss) *	(0.05)	(0.15)	(0.16)	(0.12)	(0.07)
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.54)	(3.54)	2.42	1.81	0.93
Total from Investment Operations	(1.59)	(3.69)	2.26	1.69	0.86

Distributions:
Net Investment Income	0.00	0.00	0.00	0.00	0.00
Realized Gains	(1.34)	(0.73)	(0.48)	(0.70)	0.00
Total from Distributions	(1.34)	(0.73)	(0.48)	(0.70)	0.00

Net Asset Value, at End of Period	$ 6.00	$ 8.93	$ 13.35	$ 11.57	$ 10.58

Total Return **	(18.17)%	(28.92)%	20.03%	16.84%	8.85%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	-	$ 813	$ 1,028	$ 554	$ 350
Ratio of Expenses to Average Net Assets:
Excluding Interest and Dividends on Securities Sold Short	2.03%	1.99%	1.99%	1.99%	1.99%
Excluding Dividends on Securities Sold Short	2.03%	1.99%	2.01%	2.10%	2.04%
Dividend Expense on Securities Sold Short	0.00%	0.12%	0.11%	0.12%	0.05%
Including Interest and Dividends on Securities Sold Short	2.03%	2.11%	2.12%	2.22%	2.09%
Ratio of Net Investment Loss to Average Net Assets	(0.63)%	(1.35)%	(1.28)%	(1.04)%	(0.68)%
Portfolio Turnover	14.76%	173.29%	178.27%	108.94%	98.20%

* Per share net investment loss has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

HORIZON FUNDS DIVIDEND CHAMPIONS FUND

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2009 (CONTINUED)

Note 1. Organization

The Horizon Funds Dividend Champions Fund (the “Fund”) is a non-diversified series of the Horizon Funds Trust (the “Trust”), an open-end investment company. The Trust was organized in Ohio as a business trust under an Agreement and Declaration of Trust dated February 18, 2003. The Fund commenced operations on December 30, 2003.  The Fund may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objective and policies. At present, there is only one series authorized by the Trust.  The Fund is currently undergoing a reorganization and has limited assets and no investment adviser.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Codification - As specified in Financial Accounting Standards Board (FASB) Statement No. 168, the FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles, effective September 15, 2009 the Financial Accounting Standards Board (FASB) Accounting Standards Codification (FASC) became the authoritative source of generally accepted accounting principles (GAAP) recognized by the FASB. As of this effective date, all accounting and reporting standards under GAAP are superseded.

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price except for short positions, for which the last quoted asked price is used.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees.  The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

FAS 157 - In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the

HORIZON FUNDS DIVIDEND CHAMPIONS FUND

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2009

highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Fund held no investments as of October 31, 2009.

The Fund adopted FASB Accounting Standards Codification guidance regarding "Disclosures about Derivative Instruments and Hedging Activities" effective May 1, 2009. This guidance requires  enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. The Fund did not invest in derivative instruments during the year ended October 31, 2009.

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund`s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year`s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The net asset value is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the fund are subject to a redemption fee of 2% if redeemed within 30 days of purchase.  To discourage large frequent short-term trades by investors, and to compensate the Fund for costs that may be incurred by such trades, the Fund charges a the redemption fee.  For the year ended October 31, 2009 there were no redemption fees charged on redemptions of Fund shares.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Short Sales- The Fund may sell a security it does not own in anticipation of a decline in market value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

HORIZON FUNDS DIVIDEND CHAMPIONS FUND

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2009 (CONTINUED)

Option Writing- When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Income Taxes- The Fund intends to continue to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets during the reporting period.  Actual results could differ from those estimates.   Management has evaluated subsequent events through December 30, 2009, the date the financial statements were issued.

Dividends and Distributions to Shareholders – The Fund records all dividends and distributions payable to shareholders on ex-dividend date.

Reclassifiction - In accordance with the determination and disclosure requirements of investment companies, the Fund has recorded a reclassification in the capital account. As of October 31, 2009, the Fund recorded a permanent book/tax difference of $14,081 from net investment loss to paid in capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and realized gains/(losses) on a tax basis, which is considered to be more informative to shareholders.

Note 3. Investment Management Agreement

The Trust had a Management Agreement with Georgetowne Fund Management Corporation until January 12, 2009. Under the terms of the Management Agreement, the Adviser managed the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnished office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also paid the salaries and fees of all its officers and employees that serve as officers and trustees of the Trust.  The Adviser paid all ordinary operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and extraordinary expenses. For its services and the payment of Fund ordinary operating expenses, the Adviser received an annual investment management fee of 1.99% of the average daily net assets of the Fund. For the year ended October 31, 2009, the Adviser earned a fee of $2,346 from the Fund.  It is anticipated that the Trustees will approve a new management agreement with a new adviser.  Untill such time, the Fund’s limited assets are in cash.  The Trustees are overseeing the assets at this time.

HORIZON FUNDS DIVIDEND CHAMPIONS FUND

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2009 (CONTINUED)

Note 4. Related Party Transactions

Bryan J. Ellis is a trustee and will likely be an owner of the investment adviser to be retained by the Board in the future.

Note 5. Capital Stock

The Fund is authorized to issue an unlimited number of shares with no par value of separate series.  Paid in capital at October 31, 2009 was $460,750 representing 1 share outstanding.

Transactions in capital stock were as follows:

Year Ended 10/31/2009		Year Ended 10/31/2008
	Shares	Amount	Shares	Amount
Shares Sold	380	$2,272	10,331	$117,589
Shares issued in reinvestment of distributions	17,900	107,043	4,885	56,620
Shares redeemed	(109,245)	(668,003)	(1,244)	(10,439)
Net Increase (Decrease)	(90,965)	$(558,688)	13,972	$163,770

Note 6. Options Purchased and Written

Transactions in call options during the year ended October 31, 2009 were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at October 31, 2008	177	$16,751
Options purchased	0	0
Options exercised	0	0
Options expired	0	0
Options terminated in closing purchase transaction	(177)	(16,751)
Options outstanding at October 31, 2009	0	$ 0

Transactions in written call options during the year ended October 31, 2009 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at October 31, 2008	54	$ 9,793
Options written	0	0
Options exercised	0	0
Options expired	0	0
Options terminated in closing purchase transaction	(54)	(9,793)
Options outstanding at October 31, 2009	0	$ 0

Note 7. Investment Transactions

For the year ended October 31, 2009, purchases and sales of investment securities other than U.S. Government obligations, short-term investments, options and securities sold short aggregated $0 and $579,741, respectively.  Purchases and sales of securities sold short aggregated $57,375 and $0, respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

HORIZON FUNDS DIVIDEND CHAMPIONS FUND

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2009 (CONTINUED)

Note 8. Tax Matters

For Federal income tax purposes, the cost of investments owned at October 31, 2009 was $0.

At October 31, 2009, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) including positions in securities sold short and options written was as follows:

Appreciation	Depreciation	Net Appreciation(Depreciation)
$0	($0)	($0)

As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income (Loss)	$ -
Accumulated Net Realized Loss from Investments	$(460,750)

The Fund paid a short-term capital gain of $0.6366 per share and a long-term capital gain of $0.7029 per share for a total distribution of $107,043 during the year ended October 31, 2009.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The Fund had loss carryforwards of $460,750 that will expire October 31, 2017.

Note 9. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2009, Bryan J. Ellis owned 100% of the Fund and therefore may be deemed to control the Fund.

Note 10. Subsequent Event

At a meeting held on October 30, 2008, the Board of Trustees of Georgetowne Funds (the previous name of the Fund) concluded, based on the recommendation of Georgetowne Fund Management Corporation (the Fund’s previous Adviser), that it is in the best interests of the Fund and its shareholders that the Fund cease operations.  Accordingly, the Board determined to close the Fund, and redeem all but one outstanding shares, on January 12, 2009.  Subsequent to January 12, 2009 new trustees were elected by the remaining sole shareholder Bryan J. Ellis.  It is anticipated that the Fund will re-launch with new investment objectives and strategies once the new board meets to approve them.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholder and Board of Trustees

  of the Horizon Funds Dividend Champion Fund,

   a Series of the Horizon Funds Trust

We have audited the accompanying statement of assets and liabilities of, the Horizon Funds Dividend Champion Fund, a Series of the Horizon Funds Trust (the “Fund”), including the schedule of investments, as of October 31, 2009 and the related statements of operations, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned and securities sold short as of October 31, 2009, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Horizon Funds Dividend Champion Fund, a Series of the Horizon Funds Trust as of October 31, 2009, the results of its operations, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania

      December 29, 2009

Horizon Funds Dividend Champions Fund
Expense Illustration
October 31, 2009 (Unaudited)

Expense Example

As a shareholder of the Horizon Funds Dividend Champions Fund, you incur ongoing costs which typically consist of management fees, interest, and dividend expense on securities sold short. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the six month period, May 1, 2009 through October 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	May 1, 2009	October 31, 2009	May 1, 2009 to October 31, 2009

Actual	$1,000.00	$1,005.03	$10.26
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,014.97	$10.31

* Expenses are equal to the Fund's annualized expense ratio of 2.03%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

HORIZON FUNDS DIVIDEND CHAMPIONS FUND

TRUSTEES AND OFFICERS

OCTOBER 31, 2009 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, amended.  Each Trustee serves as a Trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

Name, Address and Age	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Alan P. Janney c/o Horizon Funds 2141 Meadowind Ln. NE Marietta, GA 30062 Age: 47	Trustee since April 2009.	Principal Engineer, AEED, Inc. (August 2002 to present)
Richard J. Rothwell c/o Horizon Fund 2141 Meadowind Ln. NE Marietta, GA 30062 Age: 69	Trustee since April 2009.	Retired (since April 2006); Marketing Chair, Brandywine Zoo (June 2008 to present)

HORIZON FUNDS DIVIDEND CHAMPIONS FUND

TRUSTEES AND OFFICERS

OCTOBER 31, 2009 (UNAUDITED)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended, and each officer of the Trust.

Name, Address, and Age	Position and Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Bryan J. Ellis c/o Horizon Fund 2141 Meadowind Ln. NE Marietta, GA 30062 Age: 47	Chairman, President, and Treasurer since (January 2009); Chief Compliance Officer since (January 2009); Trustee since (January 2009)	President, Ellis Investment Counsel, Inc. (January 1999 to present).

1 Mr. Ellis is an “interested person” of the Trust because he is an officer of the Trust and is an officer and indirect owner of the Fund’s advisor.

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (877) 257-4240 to request a copy of the SAI or to make shareholder inquiries.

HORIZON FUNDS DIVIDEND CHAMPIONS FUND

ADDITIONAL INFORMATION

OCTOBER 31, 2009 (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ended June 30, are available without charge upon request (1) by calling the Fund at (877) 257-4240 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on January 31 and July 31. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (877) 257-4240.

Board of Trustees

Bryan J. Ellis

Alan J. Janney

Richard Rothnell

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Horizon Funds Dividend Champions Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

 (1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

 (2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert.  The board of trustees, including the audit committee members, determined that, although none of the members meet the technical definition of an audit committee financial expert, the members have sufficient financial expertise to address any issues that are likely to come before the committee.  It was the consensus of the board of trustees that it is not necessary at the present time for the committee to have an audit committee financial expert and that, if novel issues ever arise, the committee will consider hiring an expert to assist it as needed.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2009

$    4000.00

FY 2008

$  10000.00

(b)

Audit-Related Fees

Registrant

Adviser

FY 2009

$ 0

$ 0

FY 2008

$ 0

$ 0

(c)

Tax Fees

Registrant

Adviser

FY 2009

$ 1500.00

$ 0

FY 2008

$ 1500.00

$ 0

Nature of the fees:

Preparation of tax returns.

(d)

All Other Fees

Registrant

Adviser

FY 2009

$ 0

$ 0

FY 2008

$ 0

$ 0

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.  Each audit and non-audit service has been pre-approved by the audit committee.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY 2009

$ 1500.00

$ 0

FY 2008

$ 1500.00

$ 0

(h)

Not applicable.  The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Horizon Funds Trust

By /s/Bryan J. Ellis

*Bryan J. Ellis

  President, Chairman, CFO, Treasurer and Secretary

Date January 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bryan J. Ellis

*Bryan J. Ellis

  President, Chairman, CFO, Treasurer and Secretary

Date January 7, 2010